Condensed Consolidated Interim Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Cash flows from operating activities:
Net income	$ 33,569	$ 35,640
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	91,783	59,728
Share-based compensation expense	5,842	4,057
Loss (Gain) on disposal of assets	688	(399)
Non-cash interest expense	(118)	1,361
Deferred tax expense (benefit)	(3,332)	(1,733)
Allowance for (reversal of) doubtful receivables	(97)	920
Provision for obsolete service inventories	821	932
Other operating activities, net	(184)	(100)
Changes in operating assets and liabilities:
(Increase) in accounts receivable	(13,223)	(46,523)
(Increase) in inventories	(10,755)	(15,123)
Decrease (increase) in prepaid assets	2,002	(3,825)
(Increase) in other current assets	(57,400)	(5,537)
(Increase) decrease in other long-term assets and liabilities	(5,746)	5,403
Increase in accounts payable and accrued expenses	40,970	23,971
(Decrease) in other current liabilities	1,234	(13,482)
Net cash provided by operating activities	86,054	45,290
Cash flows from investing activities:
Capital expenditures	(75,448)	(90,164)
Proceeds from disposal of assets	1,490	1,125
Acquisition of business, net of cash acquired (Note 5)	(11,260)
Other investing activities	(628)	(932)
Net cash used in investing activities	(85,846)	(89,971)
Cash flows from financing activities:
Proceeds from long-term debt	15,000	365,000
Repayments of long-term debt	(18,472)	(285,048)
Net change in overdraft facilities		(7,050)
Proceeds from short-term borrowings	14,928	39,941
Repayments of short-term borrowings	(15,829)	(44,250)
Payments on capital leases	(15,679)
Payments on seller-provided financing for capital expenditures	(2,905)
Other financing activities, net		(5,703)
Net cash (used in) provided by financing activities	(22,957)	62,890
Effect of exchange rate changes on cash	35	(19)
Net (decrease) increase in cash	(22,714)	18,190
Cash and cash equivalents, beginning of period	73,201	24,892
Cash and cash equivalents, end of period	50,487	43,082
Supplemental disclosure of cash flow information (also refer Note 3):
Interest paid	10,152	13,396
Income taxes paid	$ 12,642	$ 16,583